Document and Entity Information	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	VISTRA CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-38086
Entity Tax Identification Number	36-4833255
Entity Address Address Line 1	6555 Sierra Drive
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75039
City Area Code	214
Local Phone Number	812-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	VST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001692819